NOTES PAYABLE - RELATED PARTY (Details Narrative) (USD $)	1 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Nov. 14, 2012	Jan. 30, 2012
Related Party Transactions [Abstract]
Issuance of promissory note	$ 99,474	$ 53,500
Late charge on promissory note, per annum	5.00%
Payment of promissory notes				$ 152,974
Common stock issued to CEO and Chairman			4,000,000
Common stock issued to CFO and Secretary			500,000